Risk Management Policy - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($) BTU bbl	Dec. 31, 2019 CLP ($) BTU kWh bbl
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 332,036,013	$ 235,684,500
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 308,778,352
Commodity Price Risk [Member] | Swap Hedges [Member] | Coal API2 [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | kWh		1,412
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | bbl	1,782	1,059
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of transaction to be settle | BTU	16,800,000.0	4,790,000.00
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 332,036,013	$ 235,684,500
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 140,643,000	$ 146,268,500